UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2022-HB8, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001796399

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Thomas Buttacavoli

Telephone 212-257-4600
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Schedule Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SHAP 2018-1, LLC
(Sponsor)

By:       /s/ Thomas Buttacavoli

Name: Thomas Buttacavoli

Title:   Vice President

Date:   June 3, 2022

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 3, 2022
Exhibit 99.2	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 3, 2022